Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business
Accel Entertainment, Inc. and its subsidiaries (“the Company”) wholly owned subsidiary, Accel Entertainment Gaming LLC, is a terminal operator licensed by the State of Illinois Gaming Board since March 15, 2012. Its terminal operator license allows the Company to install and operate video gaming terminals in licensed video gaming locations throughout the State of Illinois as approved by individual municipalities. The Company also operates redemption terminals, which also function as automated teller machines (“ATMs”) at its licensed video gaming locations, and amusement equipment at certain locations. The Company is subject to various federal, state and local laws and regulations in addition to gaming regulations. The terminal operator license, which is not transferable or assignable, requires compliance with applicable regulations and the license is renewable annually unless sooner cancelled or terminated.
The Company operates 11,164 and 7,935 video gaming terminals across 2,353 and 1,740 locations in the State of Illinois as of March 31, 2020 and 2019, respectively.
On November 20, 2019, the Company consummated a business combination which was accounted for as a reverse recapitalization. For more details on the reverse recapitalization, see Note 3 to the Company's Consolidated Financial Statements as presented in its Annual Report on Form 10-K for the year ended December 31, 2019. As a result of the reverse recapitalization, all references to numbers of common shares and per common share data for 2019 in these condensed consolidated financial statements and related notes have been retroactively adjusted to account for the effect of the reverse recapitalization.
The Company is an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) following the consummation of the reverse recapitalization. The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act and as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates. The Company will remain an “emerging growth company” until the earliest to occur of (i) the last day of the fiscal year (a) following June 30, 2022, (b) in which Accel has total annual gross revenue of at least $1.0 billion or (c) in which Accel is deemed to be a large accelerated filer, which means the market value of Class A-1 Shares that is held by non-affiliates exceeds $700 million as of the last business day of the prior second fiscal quarter, and (ii) the date on which Accel has issued more than $1.0 billion in non-convertible debt during the prior three-year period.
Impact of COVID-19 on the Condensed Consolidated Financial Statements
In response the COVID-19 outbreak, the Illinois Gaming Board (“IGB”) made the decision to shut down all video gaming terminals (“VGTs”) across the State of Illinois starting at 9 PM on Monday March 16, 2020 and extended the shutdown through April 30, 2020 (see Note 17 for further updates). The temporary shutdown of Illinois video gaming impacted 15 of the 91 gaming days (or 16% of gaming days) during the three months ended March 31, 2020. In light of these events and their effect on the Company’s employees and licensed establishment partners, the Company has taken action to position the Company to weather the temporary cessation of operations by, among other things, furloughing approximately 90% of its employees and deferring certain payments to major vendors. Additionally, members of the Company's senior management have decided to voluntarily forgo their base salaries during this COVID-19 pandemic.
As a result of these developments, the Company's revenues, results of operations and cash flows have been materially affected, and the Company expects it to continue for at least as long as these orders remain in effect. The situation is rapidly changing and additional impacts to the business may arise that the Company is not aware of currently. The
Company cannot predict whether, when or the manner in which the conditions surrounding COVID-19 will change, including the timing of lifting any restrictions or closure requirements, and the conditions under which customer re-engagement with its licensed establishment partners and VGTs will occur, if at all, and therefore, the impact to its results of operations, financial position and liquidity.
As part of the Company's analysis of the financial reporting impacts of the COVID-19 outbreak, and corollary response in the State of Illinois, including the temporary shutdown of our gaming operations, the Company evaluated its goodwill and long-lived assets for potential impairment triggers as of March 31, 2020. As a result of this analysis, no impairment losses were recorded. The Company will continue to monitor its assets for potential impairment losses in future periods. If the State of Illinois response continues for a more extended period, which is not currently anticipated, the Company could recognize impairment losses which could be material.
The Company also engaged a 3rd party valuation firm to assist in determining the fair value of its investment in convertible notes as of March 31, 2020. The valuation concluded that the carrying amount of the investment in the convertible notes approximates the fair value in all material respects, as of March 31, 2020.	Description of Business
Accel Entertainment, Inc. and its subsidiaries (“the Company”) wholly owned subsidiary, Accel Entertainment Gaming LLC, is a terminal operator licensed by the State of Illinois Gaming Board since March 15, 2012. Its terminal operator license allows the Company to install and operate video gaming terminals in licensed video gaming locations throughout the State of Illinois as approved by individual municipalities. The Company also operates redemption terminals, which also function as automated teller machines (“ATMs”) at its licensed video gaming locations, and amusement equipment at certain locations. The Company is subject to various federal, state and local laws and regulations in addition to gaming regulations. The terminal operator license, which is not transferable or assignable, requires compliance with applicable regulations and the license is renewable annually unless sooner cancelled or terminated.
The Company operates 10,499 and 7,649 video gaming terminals across 2,312 and 1,686 locations in the State of Illinois as of December 31, 2019 and 2018, respectively.
On November 20, 2019, TPG Pace Holdings Corp., (“TPG Holdings”) entered into a Transaction Agreement with each of the shareholders of Accel Entertainment, Inc. (“Accel”). Pursuant to the Transaction Agreement and in connection therewith, TPG Holdings acquired, directly or indirectly, all of the issued and outstanding shares of common stock and preferred stock from the Accel shareholders. In connection with the closing of the transaction, TPG Holdings changed its name to Accel Entertainment, Inc. For more information on this transaction, see Note 3.
The Company is an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) following the consummation of the merger of TPG Pace Holding Corp. and Accel Entertainment, Inc. The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act and as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates. The Company will remain an “emerging growth company” until the earliest to occur of (i) the last day of the fiscal year (a) following June 30, 2022, (b) in which Accel has total annual gross revenue of at least $1.0 billion or (c) in which Accel is deemed to be a large accelerated filer, which means the market value of Class A-1 Shares that is held by non-affiliates exceeds $700 million as of the last business day of the prior second fiscal quarter, and (ii) the date on which Accel has issued more than $1.0 billion in non-convertible debt during the prior three-year period.